Subsequent Events (Details Textual) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended						189 Months Ended	195 Months Ended		1 Months Ended	12 Months Ended						195 Months Ended			3 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Nov. 30, 2011	May 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2001	Dec. 31, 2011	Jun. 30, 2012	Jan. 19, 2011	Nov. 30, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Jun. 30, 2012 Officer [Member]	Jun. 29, 2012 Officer [Member]	Jan. 03, 2012 Officer [Member]	Mar. 31, 2011 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member]	Dec. 11, 2009 Toucan Partners L L C [Member]	Sep. 30, 2010 Toucan Partners L L C [Member]	Dec. 31, 2009 Toucan Partners L L C [Member]	Jun. 30, 2012 Subsequent Event 1 [Member]	Jun. 30, 2012 Subsequent Event 2 [Member]	Dec. 31, 2011 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent Event [Member] Officer [Member]	Jan. 31, 2012 Subsequent Event [Member] Non Affiliated Investor [Member]	Dec. 31, 2011 Subsequent Event [Member] Non Affiliated Investor [Member]	Jan. 20, 2012 Subsequent Event [Member] Non Affiliated Investor [Member]	Dec. 31, 2011 Subsequent Event [Member] Toucan Partners L L C [Member]	Dec. 31, 2011 Subsequent Event [Member] Private Investor [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent Event [Member] Four M Purchasers Llc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Notes Payable [Member]
Proceeds From Issuance Of Warrants and Notes																														$ 1,136,665	$ 1,100,000
Warrants Exercisable Price																														$ 5.60	$ 6.40									$ 6.40
Common Stock To Be Issued Upon Of Warrants																														118,403	78,125
Subsequent Event, Revised Financial Statements, Date Evaluated																															2012-07-16
Debt Instrument, Maturity Date						Aug. 02, 2012	Apr. 30, 2009																							Nov. 16, 2012	Jan. 16, 2013
Debt Instrument Repayment Interst Percentage																														10.00%
Minimum Amount Of Gross Proceeds In Financing Transactions For Repayment Of Note				10,000,000
Debt Conversion Converted Instrument Exercise Price Percentage																														80.00%
Warrants Exercise Period																						5 years								5 years
Stock Issued During Period For Financing Transactions and Third Party Shares				46,875
Stock Issued During Period For Financing Transactions and Third Party Value				1,100,000
Stock Issued During Period Investments Made By Third Party Value				500,000
Stock Issued During Period To Placement Agents Shares				31,250
Placement Agent Fee Percentage				8.00%
Convertible Notes Payable																															1,700,000			200,000			75,000	605,000
Conversion of preferred stock into common stock (in shares)																					611,000									600,000
Debt Conversion Converted Instrument Exercise Price																														4.80
Debt Instrument, Face Amount														1,100,000											500,000	100,000		900,000	150,000			666,666									200,000
Original Issue Discount																									10.00%	10.00%															10.00%
Debt Instrument, Interest Rate, Stated Percentage		10.00%																					10.00%	10.00%	10.00%	10.00%		6.00%	6.00%					6.00%						8.00%	10.00%
Debt Instrument Warrant Coverage Percentage																							100.00%	100.00%																	100.00%
Debt Instrument, Convertible, Conversion Price																																									$ 6.40
Convertible Debt																																				802,000
Payments on note payable				0	0	0	0					420,000	420,000																			220,000
Discount On Market Price Upon Conversion																																40.00%
Proceeds from Other Short-term Debt																																				500,000
Debt Instrument Conversion Price Description																																The conversion price for the $500,000 tranche is equal to a twenty percent discount from the market price at the time of conversion.		The conversion price is equal to a five percent discount from the market price at the time of conversion.	5.92 cents per share	The conversion price for the $220,000 tranche is equal to a fifteen percent discount from the market price at the time of conversion.
Debt Conversion Converted Instrument Warrant, Percentage																																30.00%
Warrant, Exercise Price																																			$ 9.12
Debt Instrument Convertible Price Discount Percentage																																		10.00%
Line of Credit Facility, Maximum Borrowing Capacity																																						2,250,000
Line Of Credit Facility First Instalment Received																																						1,500,000
Warrant Exercise Price 1																																$ 6.40
Common stock, shares authorized			450,000,000	450,000,000		150,000,000	150,000,000					150,000,000	450,000,000																			450,000,000						150,000,000
Line Of Credit Facility Second Instalment Received																																						250,000
Line Of Credit Facility Third Instalment Received																																						500,000
Issuance of common stock in initial public offering (in shares)															66,000				987,000	2,467,000	250,000																		14,000
Equity Issuance, Per Share Amount																																							$ 4.80
Issuance of common stock in initial public offering									25,886,000	4,688,000	17,155,000								16,000	39,000	4,000												519,000						65,000
Proceeds from Issuance of Secured Debt																																								1,700,000
Secured Demand Notes																																								2,500,000
Remaining Proceeds From Issuance Of Secured Debt Period																																								90 days
Loan conversion (in shares)																		35,000							126,000	47,000	750,000						513,000
Stock and warrants issued for services (in shares)			1,000													503,000	142,000	229,000															3,000
Debt Conversion, Converted Instrument, Amount	$ 2,076,846	$ 559,480		$ 887,500		$ 3,400,000		$ 112,000										$ 1,000